Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
C000024639
Account Value [Line Items]
Line Graph and Table Measure Name	Class A Shares with sales load
Account Value	$ 14,340	$ 13,512	$ 12,327	$ 12,934	$ 13,017	$ 10,682	$ 11,426	$ 10,831	$ 10,553	$ 9,320	$ 9,551
C000024641
Account Value [Line Items]
Line Graph and Table Measure Name	Class C Shares with sales load
Account Value	$ 14,055	13,243	12,082	12,785	12,990	10,740	11,585	11,069	10,872	9,672	10,000
C000177177
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 15,309	14,388	13,091	13,704	13,775	11,275	12,014	11,375	11,054	9,758	10,000
C000177176
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
Account Value	$ 15,328	14,404	13,086	13,697	13,767	11,268	12,022	11,365	11,049	9,758	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386	11,880	11,796	10,829	10,364	10,241	10,196	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386	11,880	11,796	10,829	10,364	10,241	10,196	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386	11,880	11,796	10,829	10,364	10,241	10,196	10,000
FEDERATED INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,564	11,026	10,842	11,386	11,880	11,796	10,829	10,364	10,241	10,196	10,000
FEDERATED INDEX: Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate High Yield 2% Issuer Capped Index
Account Value	$ 16,301	15,137	13,618	14,091	14,185	11,472	12,327	11,637	11,213	9,634	10,000
FEDERATED INDEX: Lipper High Yield Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper High Yield Funds Average
Account Value	$ 15,168	14,224	12,895	13,415	13,441	10,954	11,856	11,315	10,952	9,585	10,000
FEDERATED INDEX: Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate High Yield 2% Issuer Capped Index
Account Value	$ 16,301	15,137	13,618	14,091	14,185	11,472	12,327	11,637	11,213	9,634	10,000
FEDERATED INDEX: Lipper High Yield Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper High Yield Funds Average
Account Value	$ 15,168	14,224	12,895	13,415	13,441	10,954	11,856	11,315	10,952	9,585	10,000
FEDERATED INDEX: Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate High Yield 2% Issuer Capped Index
Account Value	$ 16,301	15,137	13,618	14,091	14,185	11,472	12,327	11,637	11,213	9,634	10,000
FEDERATED INDEX: Lipper High Yield Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper High Yield Funds Average
Account Value	$ 15,168	14,224	12,895	13,415	13,441	10,954	11,856	11,315	10,952	9,585	10,000
FEDERATED INDEX: Bloomberg US Corporate High Yield 2% Issuer Capped Index (BHY2%ICI)
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Corporate High Yield 2% Issuer Capped Index
Account Value	$ 16,301	15,137	13,618	14,091	14,185	11,472	12,327	11,637	11,213	9,634	10,000
FEDERATED INDEX: Lipper High Yield Funds Average
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper High Yield Funds Average
Account Value	$ 15,168	$ 14,224	$ 12,895	$ 13,415	$ 13,441	$ 10,954	$ 11,856	$ 11,315	$ 10,952	$ 9,585	$ 10,000